Borrowings - Narrative (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R) Ratio	Jun. 30, 2021 ZAR (R) Ratio	May 30, 2022 ZAR (R)	May 30, 2022 USD ($)	Sep. 30, 2019 USD ($)	Nov. 30, 2018 ZAR (R)
Disclosure of detailed information about borrowings [table]
Minimum interest cover ratio	5
Maximum leverage ratio	2.5
Borrowings, Restrictive Covenants, Minimum Interest Cover Ratio Actual | Ratio	43.4	42.8
Borrowings, Restrictive Covenants, Maximum Leverage Ratio Actual | Ratio	0.1	0.1
Borrowings, Restrictive Covenants, Minimum Tangible Net Worth To Total Net Debt Ratio Actual | Ratio		57.8
Payments for debt issue costs	R 172
R2 Billion Facility (Secured Loan) (matured)
Disclosure of detailed information about borrowings [table]
Maximum borrowing capacity - Matured						R 2,000
US$400 million facility secured loan (matured)
Disclosure of detailed information about borrowings [table]
Maximum borrowing capacity - Matured | $					$ 400
Payments for debt issue costs	0	R 11
R2.5 Billion Facility - Sustainability Linked
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Maximum borrowing capacity			R 2,500
Payments for debt issue costs	26	0
US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [table]
Maximum borrowing capacity | $				$ 400
Payments for debt issue costs	76	0
R1.5 billion facility - Green Term Loan
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Maximum borrowing capacity			R 1,500
Payments for debt issue costs	R 15	R 0
Term loan | R2 Billion Facility (Secured Loan) (matured)
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Maximum borrowing capacity - Matured						600
Term loan | US$400 million facility secured loan (matured)
Disclosure of detailed information about borrowings [table]
Maximum borrowing capacity - Matured | $					200
Term loan | US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [table]
Maximum borrowing capacity | $				100
Revolving credit facility | R2 Billion Facility (Secured Loan) (matured)
Disclosure of detailed information about borrowings [table]
Maximum borrowing capacity - Matured						R 1,400
Revolving credit facility | US$400 million facility secured loan (matured)
Disclosure of detailed information about borrowings [table]
Maximum borrowing capacity - Matured | $					$ 200
Revolving credit facility | US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [table]
Maximum borrowing capacity | $				$ 300